LEASES - Maturities of Sales-type and Operating Leases (Details) $ in Millions	Dec. 31, 2020 USD ($)
Sales-type Leases
2021	$ 51
2022	34
2023	26
2024	17
2025	4
Thereafter	2
Total minimum lease payments	134
Less: imputed interest	(12)
Total minimum lease payments	122
Operating Leases
2021	85
2022	76
2023	72
2024	54
2025	28
Thereafter	7
Present value of minimum lease payments	$ 322